ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Accrued Expenses And Other Accounts Payable [Line Items]
Employees and payroll accruals	$ 11,245	$ 8,105
Accrued expenses	4,955	4,204
Government authorities	2,871	2,978
Other	1,219	1,423
Accrued Expenses And Other Accounts Payable	$ 20,290	$ 16,710